Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 $ / £	Jun. 30, 2019 € / £	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 $ / £	Jun. 30, 2018 € / £	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 $ / £	Jun. 30, 2017 € / £	Jun. 30, 2017 GBP (£)
Financial risk management activities
Net debt | £				£ 203,595				£ 253,746			£ 213,087
Closing exchange rate		1.2718	1.1170			1.3194	1.1309		1.2988	1.1379
US dollar
Financial risk management activities
Net debt	$ 341,162				$ 521,500
Hedged future USD revenues	(211,153)				(307,019)
Unhedged USD borrowings	130,009				214,481
Borrowings | US dollar
Financial risk management activities
Net debt	650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £				£ (307,637)				£ (242,022)			£ (290,267)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (308,838)				$ (128,500)